Average Annual Total Returns - Prospectus #3	Eaton Vance Floating-Rate Advantage Fund Bloomberg U.S. Universal Index One Year	Eaton Vance Floating-Rate Advantage Fund Bloomberg U.S. Universal Index Five Years	Eaton Vance Floating-Rate Advantage Fund Bloomberg U.S. Universal Index Ten Years	Eaton Vance Floating-Rate Advantage Fund Morningstar® LSTA® U.S. Leveraged Loan Index One Year	Eaton Vance Floating-Rate Advantage Fund Morningstar® LSTA® U.S. Leveraged Loan Index Five Years	Eaton Vance Floating-Rate Advantage Fund Morningstar® LSTA® U.S. Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class One Year	Eaton Vance Floating-Rate Advantage Fund Advisers Class Five Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A One Year	Eaton Vance Floating-Rate Advantage Fund Class A Five Years	Eaton Vance Floating-Rate Advantage Fund Class A Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate Advantage Fund Class C One Year	Eaton Vance Floating-Rate Advantage Fund Class C Five Years	Eaton Vance Floating-Rate Advantage Fund Class C Ten Years	Eaton Vance Floating-Rate Advantage Fund Class I One Year	Eaton Vance Floating-Rate Advantage Fund Class I Five Years	Eaton Vance Floating-Rate Advantage Fund Class I Ten Years	Eaton Vance Floating-Rate Advantage Fund Class R6 One Year	Eaton Vance Floating-Rate Advantage Fund Class R6 Five Years	Eaton Vance Floating-Rate Advantage Fund Class R6 Ten Years	Eaton Vance Floating-Rate Advantage Fund Class R6 Inception Date	Eaton Vance Floating-Rate Fund Bloomberg U.S. Universal Index One Year	Eaton Vance Floating-Rate Fund Bloomberg U.S. Universal Index Five Years	Eaton Vance Floating-Rate Fund Bloomberg U.S. Universal Index Ten Years	Eaton Vance Floating-Rate Fund Morningstar® LSTA® U.S. Leveraged Loan Index One Year	Eaton Vance Floating-Rate Fund Morningstar® LSTA® U.S. Leveraged Loan Index Five Years	Eaton Vance Floating-Rate Fund Morningstar® LSTA® U.S. Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate Fund Advisers Class One Year	Eaton Vance Floating-Rate Fund Advisers Class Five Years	Eaton Vance Floating-Rate Fund Advisers Class Ten Years	Eaton Vance Floating-Rate Fund Class A One Year	Eaton Vance Floating-Rate Fund Class A Five Years	Eaton Vance Floating-Rate Fund Class A Ten Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate Fund Class C One Year	Eaton Vance Floating-Rate Fund Class C Five Years	Eaton Vance Floating-Rate Fund Class C Ten Years	Eaton Vance Floating-Rate Fund Class I One Year	Eaton Vance Floating-Rate Fund Class I Five Years	Eaton Vance Floating-Rate Fund Class I Ten Years	Eaton Vance Floating-Rate Fund Class R6 One Year	Eaton Vance Floating-Rate Fund Class R6 Five Years	Eaton Vance Floating-Rate Fund Class R6 Ten Years	Eaton Vance Floating-Rate Fund Class R6 Inception Date	Eaton Vance Floating-Rate & High Income Fund Bloomberg U.S. Universal Index One Year	Eaton Vance Floating-Rate & High Income Fund Bloomberg U.S. Universal Index Five Years	Eaton Vance Floating-Rate & High Income Fund Bloomberg U.S. Universal Index Ten Years	Eaton Vance Floating-Rate & High Income Fund Morningstar® LSTA® U.S. Leveraged Loan Index One Year	Eaton Vance Floating-Rate & High Income Fund Morningstar® LSTA® U.S. Leveraged Loan Index Five Years	Eaton Vance Floating-Rate & High Income Fund Morningstar® LSTA® U.S. Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class One Year	Eaton Vance Floating-Rate & High Income Fund Advisers Class Five Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A One Year	Eaton Vance Floating-Rate & High Income Fund Class A Five Years	Eaton Vance Floating-Rate & High Income Fund Class A Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate & High Income Fund Class C One Year	Eaton Vance Floating-Rate & High Income Fund Class C Five Years	Eaton Vance Floating-Rate & High Income Fund Class C Ten Years	Eaton Vance Floating-Rate & High Income Fund Class I One Year	Eaton Vance Floating-Rate & High Income Fund Class I Five Years	Eaton Vance Floating-Rate & High Income Fund Class I Ten Years	Eaton Vance Floating-Rate & High Income Fund Class R6 One Year	Eaton Vance Floating-Rate & High Income Fund Class R6 Five Years	Eaton Vance Floating-Rate & High Income Fund Class R6 Ten Years	Eaton Vance Floating-Rate & High Income Fund Class R6 Inception Date
Total	2.04%	0.06%	1.73%	8.95%	5.85%	5.14%	8.57%	5.10%	4.92%	5.02%	4.39%	4.57%	1.40%	1.74%	2.20%	2.89%	2.16%	2.42%	7.03%	4.55%	4.50%	8.84%	5.34%	5.18%	9.00%	5.43%	5.21%	May 31, 2019	2.04%	0.06%	1.73%	8.95%	5.85%	5.14%	7.94%	4.56%	4.28%	4.47%	3.86%	3.93%	1.12%	1.55%	1.90%	2.58%	1.92%	2.09%	6.14%	3.78%	3.66%	8.08%	4.80%	4.52%	8.14%	4.86%	4.58%	Dec. 01, 2016	2.04%	0.06%	1.73%	8.95%	5.85%	5.14%	7.75%	4.50%	4.36%	4.23%	3.81%	4.02%	1.01%	1.55%	1.97%	2.44%	1.90%	2.15%	5.82%	3.72%	3.74%	7.89%	4.73%	4.62%	8.08%	4.82%	4.68%	Jun. 27, 2016